Financial assets and liabilities (Details Narrative) - ARS ($)	1 Months Ended								12 Months Ended
	Aug. 26, 2020	Jul. 31, 2020	Sep. 15, 2019	Jul. 23, 2019	Jun. 21, 2019	May 24, 2019	Jan. 17, 2018	Oct. 20, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Foninvemem Receivables Collections										$ 506,116	$ 2,314,100
Repayment Of Debt			$ 1,000,000
Dividends Payment		$ 25,000,000								212,804,000	240,894,000
(loss) Gain On Net Monetary Position		25,968,210,000								45,423,251,000
Trade Receivables									$ 22,753,339,000	28,279,049,000
Thermal Station Brigadier Lopez
Statement [Line Items]
Loans Amounts									$ 3,295,153	10,373,450
Borrowings Interest Rate									5.00%
Trade Receivables									$ 884,757	595,777
Kreditanstalt f?r Wiederaufbau
Statement [Line Items]
Loan Disbursement											55,200,000
Loans Amounts									3,692,829	5,292,783
IIC IFC Facility
Statement [Line Items]
Loans Amounts									11,791,706	16,111,904
Trade Receivables									3,490,299	4,214,260
Loan Principal							$ 50,700,000	$ 100,050,000
Vientos La Genoveva S.A.U
Statement [Line Items]
Loans Amounts									7,098,081	9,256,361
Trade Receivables									381,792	117,674
Loan Principal					$ 76,100,000
CPR Energy Solutions S.A.U.
Statement [Line Items]
Loans Amounts									942,876	1,379,566
Borrowings Interest Rate						8.50%
Loan Principal						$ 12,500,000
Vientos La Genoveva II S.A.U.
Statement [Line Items]
Loans Amounts									2,732,657	4,092,314
Loan Principal				$ 37,500,000
Libor Plus Interest Rate				5.95%
JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC
Statement [Line Items]
Loans Amounts									9,210,848	20,861,406
Manque S.A.U. and CP Los Olivos S.A.U
Statement [Line Items]
Bond Principal	$ 80,000,000
CPSA Program
Statement [Line Items]
Bond Program Principal		$ 500,000,000
CVO Receivables
Statement [Line Items]
Cvo Receivables Collections									$ 8,195,688	$ 9,506,985	$ 17,356,766